Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,382,140	$ 6,207,882
Carrying amount	48,160	36,713
Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	3,935,879
1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,038,772
3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,067,792
5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,028,730
Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	310,967
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 167,945	$ 94,152
Average fixed interest rate	0.0306	0.0106
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 54,197
Average fixed interest rate	0.0387
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 29,562
Average fixed interest rate	0.0337
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 41,475
Average fixed interest rate	0.023
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 41,028
Average fixed interest rate	0.0256
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,683
Average fixed interest rate	0.0242
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 62,703	$ 38,292
Average fixed interest rate	0.0131	0.0191
Average exchange rate	1.3196	1.3137
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 33,018
Average fixed interest rate	0.006
Average exchange rate	1.3329
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 12,436
Average fixed interest rate	0.021
Average exchange rate	1.3076
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 9,943
Average fixed interest rate	0.0245
Average exchange rate	1.2757
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,979
Average fixed interest rate	0.0158
Average exchange rate	1.3407
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 327
Average fixed interest rate	0.0342
Average exchange rate	1.3076
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19,429	$ 14,517
Average fixed interest rate	0.0247	0.021
Average exchange rate	1.4489	1.5078
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,710
Average fixed interest rate	0.0176
Average exchange rate	1.4919
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,924
Average fixed interest rate	0.0241
Average exchange rate	1.5395
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,756
Average fixed interest rate	0.0312
Average exchange rate	1.3904
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,839
Average fixed interest rate	0.0189
Average exchange rate	1.4711
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 200
Average fixed interest rate	0.0297
Average exchange rate	1.487
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 7,718	$ 10,055
Average fixed interest rate	0.0242	0.0239
Average exchange rate	1.3956	1.4606
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,801
Average fixed interest rate	0.0315
Average exchange rate	1.0536
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,077
Average fixed interest rate	0.0235
Average exchange rate	1.2744
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,621
Average fixed interest rate	0.0196
Average exchange rate	1.6947
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 143
Average fixed interest rate	0.0433
Average exchange rate	0.15
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 76
Average fixed interest rate	0.0524
Average exchange rate	0.9038
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 455	$ 515
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	455
Fair Value Hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 109
Average fixed interest rate	104
Fair Value Hedges [member] | Interest rate risk [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 109
Average fixed interest rate	104
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 103,671	$ 80,711
Average fixed interest rate	0.0242	0.0121
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 31,073
Average fixed interest rate	0.0285
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 31,604
Average fixed interest rate	0.0201
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 24,011
Average fixed interest rate	0.0228
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 14,692
Average fixed interest rate	0.0256
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,291
Average fixed interest rate	0.029
Fair Value Hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19
Average fixed interest rate	0.0325
Average exchange rate	0.9706
Fair Value Hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-EUR pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19
Average fixed interest rate	0.0325
Average exchange rate	0.9706
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	$ 1,251	$ 5,964
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	$ 1,251
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount		728
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-GBP pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 1,285